Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ (6,257)	$ (4,396)	$ (6,824)
Deferred	(629)	904	(653)
Tax expense related to the current year	$ (6,886)	$ (3,492)	$ (7,477)